Intangible assets and goodwill	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill.
Intangible assets and goodwill

15.   Intangible assets and goodwill

							Other
			Non-contractual				software,
			customer	Trademarks	Website	Patents and	licenses and
	Goodwill	CV database	relationships	and domains	software	copyrights	other	Total
Cost
Balance at January 1, 2021	9,881,100	737,913	2,572,532	1,902,437	212,508	6,473	77,491	15,390,454
Acquisition through business combinations (Note 8)	752,485	—	39,273	212	566,384	—	3,551	1,361,905
Additions arising from internal development	—	—	—	—	17,998	—	—	17,998
Other additions	—	—	—	33	5,212	3,667	90,685	99,597
Disposals	—	—	—	—	(27,063)	(2,741)	(57,887)	(87,691)
Foreign currency translation difference	(3,224)	—	—	113	(128)	—	(31)	(3,270)
Balance at December 31, 2021	10,630,361	737,913	2,611,805	1,902,795	774,911	7,399	113,809	16,778,993
Amortization
Balance at January 1, 2021	—	299,287	987,817	735,559	46,992	5,913	47,521	2,123,089
Amortization for the year	—	103,165	271,980	190,220	152,668	2,100	67,959	788,092
Disposals	—	—	—	—	(27,063)	(2,726)	(57,887)	(87,676)
Foreign currency translation difference	—	—	—	14	(1)	—	(21)	(8)
Balance at December 31, 2021	—	402,452	1,259,797	925,793	172,596	5,287	57,572	2,823,497
Net book value
At December 31, 2021	10,630,361	335,461	1,352,008	977,002	602,315	2,112	56,237	13,955,496

							Other
			Non-contractual				software,
			customer	Trademarks	Website	Patents and	licenses and
	Goodwill*	CV database	relationships*	and domains	software	copyrights	other	Total
Cost
Balance at January 1, 2020	6,954,183	635,605	2,043,760	1,526,889	163,466	5,735	88,743	11,418,381
Acquisition through business combinations (Note 8)	2,918,486	102,308	528,772	375,724	82,549	—	4,874	4,012,713
Additions arising from internal development	—	—	—	—	15,040	—	—	15,040
Other additions	—	—	—	—	10,973	1,588	56,053	68,614
Disposals	—	—	—	—	(59,545)	(874)	(72,265)	(132,684)
Foreign currency translation difference	8,431	—	—	(176)	25	24	86	8,390
Balance at December 31, 2020*	9,881,100	737,913	2,572,532	1,902,437	212,508	6,473	77,491	15,390,454
Amortization
Balance at January 1, 2020	—	235,725	783,441	583,022	73,713	4,440	50,440	1,730,781
Amortization for the year	—	63,562	204,376	152,559	32,824	2,333	69,309	524,963
Disposals	—	—	—	—	(59,545)	(860)	(72,265)	(132,670)
Foreign currency translation difference	—	—	—	(22)	—	—	37	15
Balance at December 31, 2020*	—	299,287	987,817	735,559	46,992	5,913	47,521	2,123,089
Net book value
At December 31, 2020*	9,881,100	438,626	1,584,715	1,166,878	165,516	560	29,970	13,267,365

* Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).

Impairment test

Goodwill as at December 31, 2021 of 10,630,361 (as at December 31, 2020* – 9,881,100) is attributable to the acquisition of 100% ownership interest in HeadHunter in 2016, the acquisition of 100% ownership interest in Zarplata in December 2020 (see Note 8(b)), and the acquisition of 65.02% ownership interest in Skillaz in the first quarter of 2021 (see Note 8(a)).

Carrying amount of goodwill allocated to each of the CGUs:

	December 31,	December 31,
	2021	2020*
HeadHunter “Russia” operating segment	6,607,362	6,607,362
HeadHunter “Kazakhstan” operating segment	171,792	178,380
HeadHunter “Belarus” operating segment	180,236	176,872
Zarplata operating segment (see Note 8(b))	2,918,486	2,918,486
Skillaz operating segment (see Note 8(a))	752,485	—
Total goodwill	10,630,361	9,881,100

* Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8(b).

At December 31, 2021 management estimated the recoverable amount of the Group’s cash-generating units (“CGU”).

The recoverable amount of the HeadHunter CGUs represented its fair value less costs of disposal on the basis of quoted prices of Company’s ordinary shares (Level 1) on the estimated portion attributable to each respective CGU. At December 31, 2021 the estimated recoverable amounts of all CGUs exceeded their carrying amounts. No reasonably possible change in the fair value less costs of disposal of CGUs would result in the impairment.

The recoverable amount of the Zarplata CGU represented its value in use, determined by reference to discounted future cash flows generated from the continuing use of the CGU. The key assumptions used in the estimation of the CGU’s recoverable amount represented management’s assessment of future trends in the Group’s business and were based on the relevant external and internal historical data. Cash flows were forecated based on past experience, actual operating results and the Group’s five-year business plan and based on the following key assumptions: revenue annual average growth rate, EBITDA margin,  terminal growth rate and discount rate. The compound revenue annual growth rate for 2021-2026 is 11.4%. The forecasted EBITDA margin for 2022-2026 ranges from 35.3% to 43.7%. The pre-tax discount rate applied to the cash flow projections is 17.2% and the terminal growth rate for the free cash flows is 3.2%. As of December 31, 2021 a reasonably possible decrease in revenue’s compound annual growth rate by 1%-point, holding other assumptions constant, would lead to an impairment of the Zarplata CGU by RUB 120 million. The events described in Note 31 are likely to increase the discount rate and may reduce Zarplata revenue’s compound annual growth by more than 1%-point. This would result in further impairment of the Zarplata’ CGU, however, the financial effect is not possible to quantify.

The recoverable amount of the Skillaz CGU represented its value in use, determined by reference to discounted future cash flows generated from the continuing use of the CGU. The key assumptions used in the estimation of the CGU’s recoverable amount represented management’s assessment of future trends in the Group’s business and were based on the relevant external and internal historical data. Cash flows were forecasted based on past experience, actual operating results and the Group’s five-year business plan and based on the following key assumptions: revenue annual average growth rate, EBITDA margin, terminal growth rate and discount rate. The compound revenue annual growth rate for 2021-2026 is 44.8%. The forecasted EBITDA margin for 2022-2026 ranges from negative 5.8% to positive 24%. The pre-tax discount rate applied to the cash flow projections is 22.0% and the terminal growth rate for the free cash flows is 3%. No reasonable possible changes in key assumptions used in the estimation would lead to the impairment of the CGU as at reporting date. The events described in Note 31 are likely to increase the discount rate and may reduce Skillaz’ revenue. This may result in impairment of Skillaz’ CGU, however, the financial effect is not possible to quantify.